Settlement Payable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Summary of settlement payable
Total settlement payable, as of December 31, 2012	$ 150,000
Current portion of legal settlement payable	75,000	75,000
Long-term portion of legal settlement payable	$ 75,000	$ 150,000